CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 10 - CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITIES

On June 10, 2016, the Company issued to BICX Holding Company, LLC a $2,500,000 senior secured convertible promissory note due June 10, 2019 and bearing interest at 8% per annum due annually beginning June 10, 2018.

Under the terms of the note, the note holder may, at any time, convert the unpaid principal of the note, or any portion thereof, into shares of the Company’s common stock at an initial conversion price equal to 25% of the Company’s total authorized common stock, determined at $0.019 per share at the date of issuance. In addition, the note contained certain anti-dilution provisions, as defined.

The Company was required to maintain a cash balance of $50,000 of the outstanding principal amount at all times, unrestricted and lien free (as amended) until December 31, 2017.

BICX Holding had the right, until December 10, 2016, to purchase another convertible note from the Company in a principal amount of up to $2,500,000 for a total aggregate purchase price of $5,000,000 (the “Maximum Purchase Price”). The Company and BICX Holding agreed to extend this deadline and, on March 3, 2017, the parties entered into a First Amendment to the Note (the “First Amendment”).

Pursuant to the First Amendment, BIXC Holding invested another $1,660,000 for a total aggregate purchase price of $4,160,000. Based on the amount invested, BICX Holding will return the Note and the Company will issue BICX Holding a new note for $4,160,000 convertible into 42.43% of the Company’s total authorized common stock. The other terms of the new note will be identical to the Note. Pursuant to the First Amendment, the parties agreed that BICX Holding does not have the right to appoint a consultant or, if the Company’s common stock is listed on a national securities exchange, an independent member of the Board. In addition, the Company is not entitled to a break-up fee.

On June 29, 2017, the parties entered into the Second Amendment to the Note Purchase Agreement and the March 2017 Note (the “Second Amendment”). The Second Amendment amends the March 2017 Note such that there is no longer an anti-dilution provision in the note. This provision in the March 2017 Note created a derivative liability for the Company which is no longer present.

In addition, the Second Amendment amends the March 2017 Note and the Note Purchase Agreement such that the Company agreed to not engage in any financing at a purchase price below the BIXC Holding purchase price. Finally, the Second Amendment amends the Note Purchase Agreement such that BICX Holding no longer has a right to participate in a subsequent financing in which the Company engages.

The note is secured by all of assets of the Company and is ranked senior to all of the Company’s debt currently outstanding or hereafter, unless prohibited by law.

The Company had identified the embedded derivatives related to the above described note. These embedded derivatives included certain conversion and reset features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Notes and to fair value as of each subsequent reporting date.

At inception of the 2017 additions, the Company determined the aggregate fair value of $11,023,244 of embedded derivatives. The fair value of the embedded derivatives was determined using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 167.85% to 168.32%, (3) weighted average risk-free interest rate of 1.26% to 1.37%, (4) expected life of 2.21 to 2.25 years, and (5) estimated fair value of the Company’s common stock of $0.09 to 0.1122 per share.

The determined fair value of the debt derivatives of $11,023,244 was charged as a debt discount up to the net proceeds of the note with the remainder of $9,363,244 charged to current period operations as non-cash interest expense.

At June 29, 2017, the date of the Second Amendment modifying the above described note to eliminate the anti-dilutive provision, the Company determined the aggregate fair value the embedded derivatives of $30,806,073, recognizing a gain on change in fair value of $12,217,004 and reclassifying the determined fair value at June 29, 2017 of $30,806,073 to equity. The fair value of the embedded derivatives was determined using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 169.77%, (3) weighted average risk-free interest rate of 1.38%, (4) expected life of 1.95 years, and (5) estimated fair value of the Company’s common stock of $0.108 per share.

JMJ Financial

On February 3, 2015, the Company sold to JMJ Financial a $250,000 Convertible Promissory Note. The JMJ note provides up to an aggregate of $225,000 in gross proceeds after taking into consideration an Original Issue Discount (“OID”) of $25,000. The maturity date is two years from the effective date of each payment paid under the promissory note.

The Company, at its sole discretion, has an option to repay all consideration received pursuant to the JMJ note within 120 days of the effective date, there will be zero percent interest charged under the JMJ Note. Otherwise, there will be a one-time interest charge of 12% for all consideration received by the Company pursuant to the JMJ Note.

The Notes earn an interest rate of 12% per annum after four months of each advance and are convertible six months after the issuance date of each advance at a conversion price equal to 60% discount to the lowest trading price of the common stock for the 25 trading days immediately prior the conversion date.

In the event of default, the Purchaser has the right to require the Company to repay in cash all or a portion of the Note at a price equal to 125% of the aggregate principal amount of the Note plus all accrued but unpaid interest.

As of December 31, 2015, the Company has been funded by the purchaser as aggregate of, in the principal amount of $121,000, consisting of the aggregate principal sum of $110,000 advanced by the holder and $11,000 in OID.

The Company has identified the embedded derivatives related to the above described notes. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Notes and to fair value as of each subsequent reporting date.

At the funding dates of the JMJ note tranches, the Company determined the aggregate fair value of $239,511 of embedded derivatives. The fair value of the embedded derivatives was determined using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 144.83% to 172.85%, (3) weighted average risk-free interest rate of 0.52% to 0.70%, (4) expected life of 2.00 years, and (5) estimated fair value of the Company’s common stock from $0.049 to $0.093 per share.

The determined fair value of the debt derivatives of $239,511 was charged as a debt discount up to the net proceeds of the note with the remainder of $134,554 charged to 2015 operations as non-cash interest expense.

In 2015, the Company paid off an aggregate of $75,000 of the outstanding notes. At the date of payoff, the Company marked to market the fair value of the debt derivatives and determined a fair value of $158,959 and transferred to equity. The fair value of the embedded derivatives was determined using Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 148.32% to 151.27%, (3) weighted average risk-free interest rate of 0.60% to 0.68%, (4) expected life of 1.58 to 1.67 years, and (5) estimated fair value of the Company’s common stock of $0.04 to $0.05 per share.

In 2016, the Company paid off the remaining of $35,000 of the outstanding note. At the date of payoff, the Company marked to market the fair value of the debt derivatives and determined a fair value of $61,113 and transferred to equity. The fair value of the embedded derivatives was determined using Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 148.16%, (3) weighted average risk-free interest rate of 0.99%, (4) expected life of 1.70 years, and (5) estimated fair value of the Company’s common stock of $0.027 per share.

St. George Investments, LLC

On October 1, 2015, the Company sold to St. George Investments, LLC a $85,000 Convertible Promissory Note. Net proceeds received were $70,500 after taking into consideration an Original Issue Discount (“OID”) of $7,500 and other fees. The maturity date is one year from the effective date of the promissory note. The lender has the right, with the consent of the Company, to lend additional two additional tranches at any time up to one year.

The Company may repay the Note at any time on or before 120 days from issuance. If unpaid at 120 days, a one-time interest charge of 12% shall be applied to the outstanding balance. After 120 days the Company can repay only with the consent of the lender at 125% allowed to repay.

The Note is convertible 120 days from issuance date at a conversion price equal to 60% discount to the lowest trading price of the common stock for the 25 trading days immediately prior the conversion date.

The Company has identified the embedded derivatives related to the above described note. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Notes and to fair value as of each subsequent reporting date.

On October 1, 2015, the Company determined the aggregate fair value of $105,988 of embedded derivatives of the St. George Note. The fair value of the embedded derivatives was determined using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 146.21%, (3) weighted average risk-free interest rate of 0.31%, (4) expected life of 1.00 year, and (5) estimated fair value of the Company’s common stock of $0.0391 per share.

The determined fair value of the debt derivatives of $105,988 was charged as a debt discount up to the net proceeds of the note with the remainder of $35,488 charged to current period operations as non-cash interest expense.

At December 31, 2015, the Company marked to market the fair value of the debt derivatives and determined a fair value of $170,531. The Company recorded a gain from change in fair value of debt derivatives of $21,051 for the year ended December 31, 2015. The fair value of the embedded derivatives was determined using Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 148.92%, (3) weighted average risk-free interest rate of 0.65% to 1.06%, (4) expected life from 0.75 to 1.72 years, and (5) estimated fair value of the Company’s common stock of $0.0265 per share.

In 2016, the Company paid off the St George Note. At the date of payoff, the Company marked to market the fair value of the debt derivatives and determined a fair value of $112,673 and transferred to equity. The fair value of the embedded derivatives was determined using Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 147.99%, (3) weighted average risk-free interest rate of 0.41%, (4) expected life of 0.69 years, and (5) estimated fair value of the Company’s common stock of $0.027 per share.

Iconic Holdings, LLC

On February 1, 2016, the Company issued to Iconic Holdings, LLC a $88,000 Convertible Promissory Note. The proceeds from the Iconic note provides was up to an aggregate of $79,200 in net proceeds after taking into consideration an Original Issue Discount (“OID”) of $8,800. The maturity date is one year from the date of issuance.

The Company, at its sole discretion, has an option to repay the Iconic note within 90 days of the effective date at a rate of 110% of unpaid principal or 135% from 91-180 days of effective date. After 180 days, the note may not be prepaid without the consent of the holder.

The Note is convertible after 180 days into shares of the Company’s common stock at a conversion price equal to 60% discount to the lowest closing price of the common stock for the 10 trading days immediately prior the conversion date.

The Company has identified the embedded derivatives related to the above described note. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Notes and to fair value as of each subsequent reporting date.

At inception, the Company determined the aggregate fair value of $96,170 of embedded derivatives. The fair value of the embedded derivatives was determined using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 150.09%, (3) weighted average risk-free interest rate of 0.47%, (4) expected life of 1.00 year, and (5) estimated fair value of the Company’s common stock of $0.0121 per share.

The determined fair value of the debt derivatives of $96,170 was charged as a debt discount up to the net proceeds of the note with the remainder of $21,722 charged to current period operations as non-cash interest expense.

In 2016, the Company paid off the Iconic Note. At the date of payoff, the Company marked to market the fair value of the debt derivatives and determined a fair value of $88,484 and transferred to equity. The fair value of the embedded derivatives was determined using Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 164.09%, (3) weighted average risk-free interest rate of 0.48%, (4) expected life of 0.67 years, and (5) estimated fair value of the Company’s common stock of $0.0166 per share.

BICX Holding Company LLC

On June 10, 2016, the Company issued to BICX Holding Company, LLC a $2,500,000 senior secured convertible promissory note due June 10, 2019 and bearing interest at 8% per annum due annually beginning June 10, 2018.

Under the terms of the note, the note holder may, at any time, convert the unpaid principal of the note, or any portion thereof, into shares of the Company’s common stock at an initial conversion price equal to 25% of the Company’s total authorized common stock, determined at $0.019 per share at the date of issuance. In addition, the note contained certain anti-dilution provisions, as defined.

The Company was required to maintain a cash balance of $50,000 of the outstanding principal amount at all times, unrestricted and lien free (as amended) until December 31, 2017.

BICX Holding had the right, until December 10, 2016, to purchase another convertible note from the Company in a principal amount of up to $2,500,000 for a total aggregate purchase price of $5,000,000 (the “Maximum Purchase Price”). The Company and BICX Holding agreed to extend this deadline and, on March 3, 2017, the parties entered into a First Amendment to the Note (the “First Amendment”).

Pursuant to the First Amendment, BIXC Holding invested another $1,660,000 for a total aggregate purchase price of $4,160,000. Based on the amount invested, BICX Holding will return the Note and the Company will issue BICX Holding a new note for $4,160,000 convertible into 42.43% of the Company’s total authorized common stock. The other terms of the new note will be identical to the Note. Pursuant to the First Amendment, the parties agreed that BICX Holding does not have the right to appoint a consultant or, if the Company’s common stock is listed on a national securities exchange, an independent member of the Board. In addition, the Company is not entitled to a break-up fee.

On June 29, 2017, the parties entered into the Second Amendment to the Note Purchase Agreement and the March 2017 Note (the “Second Amendment”). The Second Amendment amends the March 2017 Note such that there is no longer an anti-dilution provision in the note. This provision in the March 2017 Note created a derivative liability for the Company which is no longer present.

In addition, the Second Amendment amends the March 2017 Note and the Note Purchase Agreement such that the Company agreed to not engage in any financing at a purchase price below the BIXC Holding purchase price. Finally, the Second Amendment amends the Note Purchase Agreement such that BICX Holding no longer has a right to participate in a subsequent financing in which the Company engages.

The note is secured by all of assets of the Company and is ranked senior to all of the Company’s debt currently outstanding or hereafter, unless prohibited by law.

The Company had identified the embedded derivatives related to the above described note. These embedded derivatives included certain conversion and reset features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Notes and to fair value as of each subsequent reporting date.

At inception of the 2017 additions, the Company determined the aggregate fair value of $11,023,244 of embedded derivatives. The fair value of the embedded derivatives was determined using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 167.85% to 168.32%, (3) weighted average risk-free interest rate of 1.26% to 1.37%, (4) expected life of 2.21 to 2.25 years, and (5) estimated fair value of the Company’s common stock of $0.09 to 0.1122 per share.

The determined fair value of the debt derivatives of $11,023,244 was charged as a debt discount up to the net proceeds of the note with the remainder of $9,363,244 charged to current period operations as non-cash interest expense.

At June 29, 2017, the date of the Second Amendment modifying the above described note to eliminate the anti-dilutive provision, the Company determined the aggregate fair value the embedded derivatives of $30,806,073, recognizing a gain on change in fair value of $12,217,004 and reclassifying the determined fair value at June 29, 2017 of $30,806,073 to equity. The fair value of the embedded derivatives was determined using the Binomial Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 169.77%, (3) weighted average risk-free interest rate of 1.38%, (4) expected life of 1.95 years, and (5) estimated fair value of the Company’s common stock of $0.108 per share.

Hoppel/Vista Capital Promissory Notes payable

On October 20, 2016, the Company issued to an aggregate of $220,000 Convertible Promissory Notes. The proceeds from the notes provides was up to an aggregate of $200,000 in net proceeds after taking into consideration an Original Issue Discount (“OID”) of $20,000. The maturity date is six months from the date of issuance.

In connection with the issuance of the promissory notes, the Company issued 800,000 shares of its common stock as an inducement and is obligated to issue an additional 250,000 shares should the Company’s common stock close below $0.025 per share prior to full pay off of the notes. The fair value of the issued shares was charged as a debt discount at the time of issuance.

The Note is convertible after 180 days into shares of the Company’s common stock at a conversion price equal to 60% discount to the lowest closing price of the common stock for the 25 trading days immediately prior the conversion date.

During the year ended December 31, 2017, the Company issued an aggregate of 13,662,000 shares of its common stock in full settlement of the above described notes.

Summary:

At December 31, 2017, the Company did not have convertible notes with embedded derivatives. The charge of the amortization of debt discounts and costs for the year ended December 31, 2017 and 2016 was $1,460,225, and $686,560, respectively, which was accounted for as interest expense.